Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability [Line Items]
Total declared dividends	$ 398	$ 35
Declared dividends on 2019 - Residual [Member]
Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability [Line Items]
Total declared dividends		2
Declared dividends on 2020 - Residual [Member]
Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability [Line Items]
Total declared dividends	5	7
Declared dividends on 2021 - Residual [Member]
Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability [Line Items]
Total declared dividends	12	18
Declared dividends on 2022 - Residual [Member]
Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability [Line Items]
Total declared dividends	8	8
Declared dividends on 2023 - Residual [Member]
Dividends Payable (Details) - Schedule of Dividends Payables are Recognized as a Liability [Line Items]
Total declared dividends	$ 373